Right-of-Use Asset (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Right of Use Asset [Abstract]
Summary of Right of Use Assets	The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2025	December 31, 2024
Balance, beginning	$67,023	$46,660
Lease extension	158,508	78,580
Depreciation	(73,313)	(57,687)
Foreign exchange	479	(530)

Balance, ending	$152,697	$67,023